Benefits offered to team members (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate | United States
Impact on the defined benefit obligation
Premise change	3.70%	4.35%	4.60%
Discount rate | Germany
Impact on the defined benefit obligation
Premise change	2.00%	2.00%	3.75%
Discount rate | Netherlands
Impact on the defined benefit obligation
Premise change	2.00%
Discount rate | Health insurance
Impact on the defined benefit obligation
Premise change	5.45%	4.18%	7.22%
Discount rate | Sensitivity analysis | United States
Impact on the defined benefit obligation
Premise change	1.00%
Premise increase	R$ 7,045
Premise reduction	R$ (8,630)
Discount rate | Sensitivity analysis | Germany
Impact on the defined benefit obligation
Premise change	0.50%
Premise increase	R$ 9,480
Premise reduction	R$ (10,582)
Discount rate | Sensitivity analysis | Netherlands
Impact on the defined benefit obligation
Premise change	0.50%
Premise increase	R$ 452
Premise reduction	R$ (500)
Discount rate | Sensitivity analysis | Health insurance
Impact on the defined benefit obligation
Premise change	1.00%
Premise increase	R$ 9,025
Premise reduction	R$ (11,019)
Medical inflation | Health insurance
Impact on the defined benefit obligation
Premise change	3.50%	3.50%	3.50%
Medical inflation | Sensitivity analysis | Health insurance
Impact on the defined benefit obligation
Premise change	1.00%
Premise increase	R$ 11,923
Premise reduction	R$ (7,946)
Rate of increase in future salary levels | Germany
Impact on the defined benefit obligation
Premise change	2.50%	3.00%	3.00%
Rate of increase in future salary levels | Netherlands
Impact on the defined benefit obligation
Premise change	2.50%
Rate of increase in future salary levels | Sensitivity analysis | Germany
Impact on the defined benefit obligation
Premise change	0.50%
Premise increase	R$ 4,522
Premise reduction	R$ (4,259)
Rate of increase in future salary levels | Sensitivity analysis | Netherlands
Impact on the defined benefit obligation
Premise change	0.50%
Premise increase	R$ 255
Premise reduction	R$ (243)
Rate of increase in future pension plan | Netherlands
Impact on the defined benefit obligation
Premise change	1.75%	1.75%
Rate of increase in future pension plan | Health insurance
Impact on the defined benefit obligation
Premise change		1.75%
Rate of increase in future pension plan | Sensitivity analysis | Germany
Impact on the defined benefit obligation
Premise change	0.25%
Premise increase	R$ 2,709
Premise reduction	R$ (2,629)
Rate of increase in future pension plan | Sensitivity analysis | Netherlands
Impact on the defined benefit obligation
Premise change	0.25%
Premise increase	R$ 126
Premise reduction	R$ (123)
Life expectancy | Sensitivity analysis | Germany
Impact on the defined benefit obligation
Premise change	1.00%
Premise increase	R$ 2,217
Premise reduction	R$ (2,314)
Life expectancy | Sensitivity analysis | Netherlands
Impact on the defined benefit obligation
Premise change	1.00%
Premise increase	R$ 122
Premise reduction	R$ (127)
Mortality rate | Sensitivity analysis | United States
Impact on the defined benefit obligation
Premise change	10.00%
Premise increase	R$ 1,889
Premise reduction	R$ (2,072)